Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2018
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information
Note 18: Supplemental Cash Flow Information
The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the consolidated audited consolidated balance sheets to the sum of such amounts presented in the audited consolidated statements of cash flows (in millions):

	Year Ended December 31,
	2018	2017	2016
Cash and cash equivalents, beginning of period	$405.6	$382.3	$530.4
Restricted cash recorded in Prepaid expenses and other current assets, beginning of period	62.3	42.5	$17.5
Total cash, cash equivalents and restricted cash in the statements of cash flows, beginning of period	$467.9	$424.8	$547.9

Cash and cash equivalents, end of period	$895.3	$405.6	$382.3
Restricted cash recorded in Prepaid expenses and other current assets, end of period	70.1	62.3	$42.5
Total cash, cash equivalents and restricted cash shown in the statements of cash flows, end of period	$965.4	$467.9	$424.8

Supplemental cash flows and non-cash investing and financing activities are as follows (in millions):

	Year Ended December 31,
	2018	2017	2016
Cash paid for:
Interest	$184.0	$142.1	$128.2
Income taxes	50.6	36.8	36.1
Non-cash investing/financing activities:
Property and equipment acquired through capital leases	7.2	14.0	2.9
Deferred and contingent payment obligation incurred through acquisitions	21.1	50.3	71.5
Equity issued in conjunction with acquisitions	0.7	1.0	3.5
Increase in beneficial interest in a securitization	13.2	41.9	—